SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 5.9	$ 5.1
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	2.0	2.0
Restricted, Performance and Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 3.9	$ 3.1